Net Income (Loss) per Common Share (Tables)	3 Months Ended
Mar. 31, 2020
Earnings Per Share [Abstract]
Net Income (Loss) per Common Share
Description	Three Months ended March 31, 2020	Three Months ended March 31, 2019

Options	315,938	—
Warrants	1,067,486	1,089,134
Convertible debentures	1,106,250	2,636,149
	2,489,674	3,725,283